Related Parties	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
RELATED PARTIES

NOTE 14: RELATED PARTIES

The Company’s related parties include its subsidiaries, associates and service providers over which the Company exercises significant influence, and key management personnel. Key management personnel are those people who have the authority and responsibility, directing and controlling the activities of the Company, directly and indirectly. Key management personnel include officers, directors and companies controlled by officers and directors.

Service Agreement with Nabatech

Effective on January 1, 2023, as part of the joint venture SICPA Agreement, the Company entered into a service agreement with Nabatech, under which it provides technology support and advisory services to Nabatech, an entity formed for the development of central bank digital currency solutions with the utilization of blockchain technology, and in which the Company holds 33 percent ownership.

During the year ended December 31, 2025, and 2024, the Company recognized service revenue of $0 and $871, respectively, and cost of services of $0 and $836, respectively, for providing services to Nabatech. Prepaid expenses and other receivables include $0 and $605 due from Nabatech as of December 31, 2025, and 2024, respectively.

As of December 31, 2025, the Company reassessed the receivables amount and decided to record a full credit loss provision of $1,838 thousand on all outstanding balances with Nabatech. In addition, the Company offset all it׳s financial obligations by the amount of $1,207.

The following balances are held with or by related parties as of December 31, 2025, and 2024:

	December 31
	2025	2024
Assets:
Prepaid expenses and other receivables	$-	$1,417
Total	$-	$1,417

Liabilities:
Accounts payable and accrued expenses	136	242
INX Token liability	67	2,423
INX Token warrant liability	-	464
Total	$203	$3,129

Revenue and expense items recognized in transactions with related parties during the years ended December 31, 2025, and 2024 mainly include service revenue earned from Nabatech, and compensation provided to key management personnel and directors, as follows:

	Year ended December 31
	2025	2024	2023

Service revenue	$-	$863	$976
	$-	$863	$976

Cost of service:
Compensation and benefits	-	226	226
	$-	$226	$226

Research and Development:
Compensation and benefits	$592	$263	234
Share-based compensation	11	24	190
INX Token-based compensation	-	34	41
	$603	$321	$465

Sales and marketing:
Compensation and benefits	203	167	-
Share-based compensation	76	37	-
INX Token-based compensation	23	14	-
	$302	$218	$-

General and administrative:
Compensation and benefits	2,912	2,760	2,934
Share-based compensation	204	884	1,702
INX Token-based compensation	139	296	396
	$3,255	$3,940	$5,032
Total compensation and benefits	$4,160	$4,705	$5,723

Reserve Fund distribution	$3,173	$-	$-
Change in fair value of INX Token and warrant liabilities	$1,135	$(2,943)	$(830)

Each of the Company’s independent directors receives a monthly fee of $4 for the term of the engagement. In addition, each independent director receives $1 in consideration for participation in a committee meeting of the Board. Further, each independent director is entitled to receive an option to purchase 3,500 INX Tokens each month at an exercise price equal to the fair market value of the INX Token at the date of the grant. The warrants expire 10 years after the date of the grant.

On November 30, 2022, the Company committed to grant, and subsequently issued, options to its independent directors to purchase 928,399 Common Shares of the Company at CAD 0.165 ($0.12), a price per share equal to the fair value per share at the date of the commitment to grant the options. 397,886 options vest immediately on the date of the grant and remaining 530,514 options shall vest over the period of over 2 to 3 years with the first anniversary on November 30, 2023, and with all options fully vested on November 30, 2025.